STOCK-BASED COMPENSATION PLANS - Income Statement Impact from Stock Options (Details) - 2016 Plan - Share-based Payment Arrangement, Option - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 48	$ 45	$ 55
Future income tax benefit recognized	$ 11	$ 10	$ 11